Stock-based Compensation Plans Stock-based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,300,000,000	$ 2,280,000,000	$ 2,270,000,000
Tax benefit from compensation expense	$ 854,000,000	$ 842,000,000	$ 839,000,000
Options outstanding (in shares)	88,087,054	122,168,691
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting installments	3
Period vesting of restricted stock units begins	1 year
Stock-settled Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, grants in period	2,064,195
Restricted Stock Units, outstanding	29,882,769	71,202,751
Key Associate Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	1,100,000,000
Options outstanding (in shares)	79,000,000
Key Associate Stock Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, grants in period	133,000,000
Key Associate Stock Plan | Stock-settled Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, grants in period	2,000,000
Financial Advisor Capital Accumulation Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition	8 years
Financial Advisor Capital Accumulation Award Plan [Member] | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, outstanding	5,000,000